UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number 811-22386

Excelsior Venture Partners III, LLC

 (Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

James D. Bowden

Bank of America Capital Advisors, LLC

100 Federal Street

Boston, MA 02110

 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-637-2587

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

EXCELSIOR

VENTURE PARTNERS III, LLC

INVESTOR REPORT

For the Six Months Ended

April 30, 2013

EXCELSIOR VENTURE PARTNERS III, LLC

For the Six Months Ended April 30, 2013

Excelsior Venture Partners III, LLC

Schedule of Investments

April 30, 2013 (Unaudited)

Principal		Acquisition			% of Net
Amount/Shares	Private Companies (A), (B), (I), (J)	Dates (C)	Cost	Fair Value	Assets (D)

Common Stocks
Medical Technology
7,882	Recorders and Medicare Systems (P) Ltd. (E)	12/08	$382,623	$—	—%
	TOTAL COMMON STOCKS - PRIVATE COMPANIES		382,623	—	—%
Liquidating Trusts
Life Sciences
1,999,999	Archemix Liquidating Trust Preferred Series A (K)	08/02 - 11/03	1,999,999	—	—%
700,000	Archemix Liquidating Trust Preferred Series B (K)	03/04 - 12/05	335,187	—	—%
	TOTAL LIQUIDATING TRUSTS - PRIVATE COMPANIES		2,335,186	—	—%
Preferred Stocks
Enterprise Software
4,542,763	SOA Software, Inc. Series F (F)	05/08	5,681,135	—	—%
Wireless
4,433,333	Ethertronics, Inc. Series B (G)	06/01 - 05/04	6,650,000	17,016,445	43.08%
1,969,205	Ethertronics, Inc. Series C (G)	05/05 - 03/10	2,953,808	7,558,393	19.14%
758,542	Ethertronics, Inc. Series D (G)	03/09	1,137,813	2,911,508	7.37%
			10,741,621	27,486,346	69.59%
	TOTAL PREFERRED STOCKS - PRIVATE COMPANIES		16,422,756	27,486,346	69.59%
	TOTAL PRIVATE COMPANIES		19,140,565	27,486,346	69.59%

The accompanying notes are an integral part of these financial statements.

1

Excelsior Venture Partners III, LLC

Schedule of Investments

April 30, 2013 (Unaudited)(continued)

Percent Owned (H)	Private Investment Funds (A), (B), (I), (J)	Acquisition Dates (C)	Commitment	Cost	Fair Value	% of Net Assets (D)

Early-Stage Information Technology
0.98%	Sevin Rosen Fund IX, L.P.	10/04 - 08/11	$3,000,000	$2,376,609	$1,421,381	3.60%
2.36%	Tallwood II, L.P.	12/02 - 09/08	3,000,000	2,535,833	546,527	1.38%
1.70%	Valhalla Partners, L.P.	10/03 - 08/12	3,000,000	1,471,572	1,270,125	3.22%
			9,000,000	6,384,014	3,238,033	8.20%
Early-Stage Life Sciences and Technology
1.03%	Burrill Life Sciences Capital Fund, L.P.	12/02 - 02/13	3,000,000	—	354,847	0.90%
1.17%	CHL Medical Partners II, L.P.	01/02 - 05/09	2,000,000	340,950	754,706	1.91%
1.03%	CMEA Ventures VI, L.P.	12/03 - 02/13	3,000,000	2,633,661	1,463,074	3.70%
			8,000,000	2,974,611	2,572,627	6.51%
Multi-Stage Life Sciences, Communications and Health Care
0.36%	Advanced Technology Ventures VII, L.P.	08/01 - 12/12	2,700,000	1,198,798	1,278,078	3.24%
0.34%	Morgenthaler Partners VII, L.P.	07/01 - 01/10	3,000,000	877,917	657,993	1.67%
0.59%	Prospect Venture Partners II, L.P.	06/01 - 12/12	3,000,000	30,000	421,599	1.07%
			8,700,000	2,106,715	2,357,670	5.98%
	TOTAL PRIVATE INVESTMENT FUNDS			11,465,340	8,168,330	20.69%

	TOTAL INVESTMENTS		$25,700,000	$30,605,905	35,654,676	90.28%

	OTHER ASSETS & LIABILITIES (NET)				3,841,458	9.72%
	NET ASSETS				$39,496,134	100.00%

(A)	Non-income producing securities. Restricted as to public resale and illiquid.

(B)	Total cost of illiquid and restricted securities at April 30, 2013, aggregated $30,605,905. Total fair value of illiquid and restricted securities at April 30, 2013 was $35,654,676 or 90.28% of net assets.

(C)	Acquisition Dates cover a period from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.

(D)	Calculated as fair value divided by the Company's net assets.

(E)	Tensys Medical, Inc. merged with Recorders and Medicare Systems (P) Ltd. on December 19, 2008. As of January 2, 2010, Recorders and Medicare Systems (P) Ltd. became a subsidiary of HBM Bio Ventures (Cayman) Ltd.

(F)	LogicLibrary, Inc. merged with SOA Software, Inc. on May 1, 2008.

(G)	At April 30, 2013, the Company owned 5% or more of Ethertronics, Inc. voting securities, thereby making Ethertronics, Inc. an affiliate as defined by the Investment Company Act of 1940, as amended (the "Investment Company Act"). Total fair value of affiliated securities owned at April 30, 2013 (including investments in controlled affiliates) was $27,486,346 or 69.59% of net assets.

(H)	Represents the Company's capital balance as a percentage of the Private Investment Fund's total capital or the Fund's commitment as a percentage of the Private Investment Fund's total commitments.

The accompanying notes are an integral part of these financial statements.

2

Excelsior Venture Partners III, LLC

Schedule of Investments

April 30, 2013 (Unaudited)(continued)

(I)	The estimated cost of the Private Companies at April 30, 2013, for federal income tax purposes is $21,140,565. The resulting unrealized appreciation for federal income tax purposes is $6,345,781, which consists of unrealized appreciation and depreciation of $16,744,725 and $10,398,944 respectively. The estimated cost of the Private Investment Funds at April 30, 2013, for federal income tax purposes is $9,894,063. The resulting unrealized depreciation for federal income tax purposes is $1,725,733, which consists of unrealized appreciation and depreciation of $575,520 and $2,301,253, respectively.

(J)	All investments are based in the United States with the exception of Recorders and Medicare Systems (P) Ltd. which is located in India.

(K)	In addition to the fair value, Archemix unit holders may receive future amounts and possible milestone based earn outs. Contingent payments are subject to numerous risks and uncertainties, and therefore payments may never be earned or if earned may not be earned at the times currently estimated.

The accompanying notes are an integral part of these financial statements.

3

Excelsior Venture Partners III, LLC

Statement of Assets, Liabilities and Net Assets

April 30, 2013 (Unaudited)

ASSETS:
Unaffiliated Issuers, at fair value (Cost $19,864,284)	$8,168,330
Non-Controlled Affiliated Issuers, at fair value (Cost $10,741,621)	27,486,346
Investments, at fair value (Cost $30,605,905)	35,654,676
Cash and cash equivalents (Note 2)	4,066,738
Other Assets	12,955
Total Assets	39,734,369

LIABILITIES:
Management fees payable	98,017
Professional fees payable	74,369
Printing fees payable	28,485
Board of Managers’ fees payable	22,000
Administration fees payable	13,261
Custody fees payable	1,564
Distribution payable to Members	539
Total Liabilities	238,235
NET ASSETS	$39,496,134

NET ASSETS consist of:
Members' Capital Paid-in*	$146,136,782
Members' Capital Distributed	(49,075,765)
Accumulated net investment income/(loss)	(13,321,841)
Accumulated net realized gain/(loss) on investments	(49,291,813)
Accumulated unrealized appreciation/(depreciation) on investments	5,048,771
Total Net Assets	$39,496,134
Units of Membership Interests Outstanding (Unlimited number of no par value units authorized)	295,210
NET ASSET VALUE PER UNIT	$133.79

*	Members’ Capital Paid-in consists of contributions from Members which are net of offering costs charged to the Members.

The accompanying notes are an integral part of these financial statements.

4

Excelsior Venture Partners III, LLC

Statement of Operations

For the six months ended April 30, 2013 (Unaudited)

INVESTMENT INCOME:
Interest income	$225
Total Income	225

EXPENSES:
Management fees	213,603
Professional fees	115,731
Administration fees	43,991
Printing fees	29,196
Board of Managers’ fees	28,000
Insurance expense	12,743
Custody fees	9,464
Other expenses	12,317
Total Expenses	465,045
NET INVESTMENT LOSS	(464,820)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS: (Note 2)
Net realized gain on unaffiliated investments	8,483
Net change in unrealized appreciation/(depreciation) on investments	(9,074,650)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(9,066,167)
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,530,987)

The accompanying notes are an integral part of these financial statements.

5

Excelsior Venture Partners III, LLC

Statement of Changes in Net Assets (Unaudited)

	For the Six Months Ended	For the Fiscal Year Ended
	April 30, 2013	October 31, 2012
	(Unaudited)	(Audited)
OPERATIONS:
Net investment loss	$(464,820)	$(907,969)
Net realized gain on unaffiliated investments	8,483	311,893
Net change in unrealized appreciation/(depreciation) on investments	(9,074,650)	16,538,427
Net change in net assets resulting from operations	(9,530,987)	15,942,351

TRANSACTIONS IN UNITS OF MEMBERSHIP INTEREST:
Net decrease in net assets resulting from distributions to Members	(1,771,261)	(1,697,460)

Net change in net assets	(11,302,248)	14,244,891

NET ASSETS:
Beginning of period	50,798,382	36,553,491
End of period	$39,496,134	$50,798,382

The accompanying notes are an integral part of these financial statements.

6

Excelsior Venture Partners III, LLC

Statement of Cash Flows

For the six months ended April 30, 2013 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net change in net assets resulting from operations	$(9,530,987)
Purchases of investments	(159,428)
Proceeds received from Private Companies and distributions received from Private Investment Funds	643,420
Adjustments to reconcile net change in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized gain on unaffiliated investments	(8,483)
Net change in unrealized (appreciation)/depreciation on investments	9,074,650
Changes in assets and liabilities related to operations
(Increase)/Decrease in other assets	(12,955)
Increase/(Decrease) in management fees payable	(15,745)
Increase/(Decrease) in professional fees payable	(133,012)
Increase/(Decrease) in printing fees payable	5,908
Increase/(Decrease) in board of managers’ fees payable	11,500
Increase/(Decrease) in administration fees payable	390
Increase/(Decrease) in custody fees payable	(10)
Increase/(Decrease) in other payables	(8,623)

Net cash provided by/(used in) operating activities	(133,375)

CASH FLOWS FROM FINANCING ACTIVITIES
Distributions to Members	(1,770,919)

Net cash provided by/(used in) financing activities	(1,770,919)

Net change in cash and cash equivalents	(1,904,294)
Cash and cash equivalents at beginning of year	5,971,032
Cash and cash equivalents at end of year	$4,066,738

The accompanying notes are an integral part of these financial statements.

7

Excelsior Venture Partners III, LLC

Financial Highlights (Unaudited)

	Six Months Ended April 30, 2013	Fiscal Years Ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Per Unit Operating Performance: (1)
NET ASSET VALUE, BEGINNING OF PERIOD:	$172.08	$123.82	$126.42	$113.35	$136.44	$245.05
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(1.57)	(3.07)	(3.39)	(3.67)	(3.68)	(3.35)
Net realized and unrealized gain/(loss) on investments	(30.72)	57.08	7.29	19.74	(12.41)	(33.76)
Net increase/(decrease) in net assets resulting from operations	(32.29)	54.01	3.90	16.07	(16.09)	(37.11)
DISTRIBUTIONS TO MEMBERS:
Net change in net assets due to distributions to Members	(6.00)	(5.75)	(6.50)	(3.00)	(7.00)	(71.50)
NET ASSET VALUE, END OF PERIOD:	$133.79	$172.08	$123.82	$126.42	$113.35	$136.44
TOTAL NET ASSET VALUE RETURN: (1), (2)	(18.88%)	45.74%	2.93%	14.00%	(11.99%)	(15.41%)
RATIOS TO AVERAGE NET ASSETS:
Net Assets, End of Period (000's)	$39,496	$50,798	$36,553	$37,321	$33,462	$40,279
Ratios to Average Net Assets: (3), (4)
Gross expenses	2.05%	2.47%	2.61%	3.00%	2.97%	2.11%
Net expenses	2.05%	2.47%	2.61%	3.00%	2.97%	2.11%
Net investment (loss)	(2.05%)	(2.47%)	(2.60%)	(2.99%)	(2.94%)	(1.49%)
Portfolio Turnover Rate(5)	0.40%	0.37%	1.51%	2.28%	3.97%	7.91%

_____________________

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Company during the period and assumes that distributions, if any, were reinvested at the Company’s net asset value as of the quarter-end immediately following the distribution date. The Company’s units are not traded in any market and, therefore, the market value total investment return is not calculated. For the fiscal year ended October 31, 2008, the impact on the Company’s total net asset value return of a voluntary reimbursement by BACA (as defined in the Notes to Financial Statements) for the matter discussed in Note 3 is 0.39%. Excluding this item, total net asset value return would have been (15.80)% for the fiscal year ended October 31, 2008.
(3)	Ratios do not reflect the Company’s proportional share of net investment income (loss) and expenses, including any performance-based fees, of the Private Investment Funds.
(4)

Ratios for the period November 1, 2012 through April 30, 2013 are annualized.

The Private Investment Funds' expense ratios have been obtained from audited financial statements for the fiscal year ended December 31, 2012 but are unaudited information in these financial statements. The range for these ratios is given below:

Private Investment Funds' Ratios	Ratio Range
Expense Ratios excluding incentive carried interest	0.30% - 4.30%
Incentive carried interest	(6.50%) - 6.80%
Expenses plus incentive carried interest	(2.66%) - 8.50%

The Private Investment Funds' management fees range from 2.00% to 2.50% on committed capital during the initial investment period and typically decrease over time as the Private Investment Funds seek to exit investments. The Private Investment Funds' incentive fees range from 20% to 25% of profits generated by the Private Investment Funds.

(5)	Contributions paid to Private Investment Funds are included in the portfolio turnover rate.

 The accompanying notes are an integral part of these financial statements.

8

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 1 — Organization

Excelsior Venture Partners III, LLC (the "Company") is a non-diversified, closed-end management investment company which commenced operations on April 5, 2001. The Company was organized as a Delaware limited liability company on February 18, 2000. The Company registered its initial offering of units under the Securities Act of 1933, as amended (the "Securities Act"). The duration of the Company is ten years (subject to two 2-year extensions) from the final subscription closing which occurred on May 11, 2001, at which time the affairs of the Company will be wound up and its assets distributed pro rata to members ("Members") as soon as is practicable. On March 21, 2013 the Company’s Board of Managers (the “Board” or “Board of Managers”) authorized a second extension of the duration of the Company until May 21, 2015.

Pursuant to a Registration Statement on Form N-2 (File 333-30986), which was originally declared effective on September 7, 2000, the Company was authorized to offer an unlimited number of units of membership interest with no par value. The Company sold 295,210 units via a public offering, which closed on May 11, 2001, for gross proceeds totaling $147,605,000. At the time, units of the Company were made available through Charles Schwab & Co., Inc., the Company’s principal distributor.

The Company incurred offering costs associated with the public offering totaling $1,468,218. Net proceeds to the Company from the public offering, after offering costs, totaled $146,136,782.

Until January 29, 2010, the Company was treated as a business development company or "BDC" under the Investment Company Act of 1940, as amended (the "Investment Company Act"). BDCs are a special type of investment company, as defined and regulated by the Investment Company Act, which focus primarily on investing in the privately issued securities of eligible portfolio companies, as defined by the Investment Company Act. A BDC must also make available significant managerial assistance to such companies.

At a special meeting held on December 10, 2009, Members of the Company approved a proposal to withdraw the Company's election to be treated as a BDC and continue its operations as a registered closed-end management investment company.  The registration of the Company under the Investment Company Act became effective on January 29, 2010.

The Company’s investment objective is to achieve long-term capital appreciation primarily by investing in domestic venture capital and other private companies ("Private Companies") and, to a lesser extent, domestic and international private funds ("Private Investment Funds"), negotiated private investments in public companies and international direct investments that Bank of America Capital Advisors LLC ("BACA" or the "Investment Adviser") believes offer significant long-term capital appreciation. Private Companies are companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors. The Company does not have the right to demand that such equity securities be registered.

BACA, a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as investment adviser for the Company. Its principal office is located at 100 Federal Street, Boston, MA 02110. The Investment Adviser is an indirect wholly-owned subsidiary of, and is controlled by, Bank of America Corporation ("Bank of America"), a financial holding company which has its principal executive office at 101 North Tryon Street, Charlotte, NC 28255. BACA is responsible for identifying, evaluating, structuring, monitoring and disposing of the Company’s investments and for performing the management and administrative services necessary for the operation of the Company. All officers of the Company are employees and/or officers of the Investment Adviser. The Investment Adviser is compensated as described in Note 3.

Prior to May 29, 2008, the Company’s investment adviser was UST Advisers, Inc. (the "former investment adviser"). On May 29, 2008, BACA assumed the responsibilities of the former investment adviser to the Company as a result of a transfer (the "Transfer") of the former investment adviser’s rights and obligations under the Advisory Agreement (as defined below) between the Company and the former investment adviser dated July 1, 2007. The Transfer was approved by the Company’s Board of Managers on March 11, 2008. This change was a product of corporate mergers resulting from the acquisition by Bank of America of U.S. Trust Corporation (“U.S. Trust Corp.”) in July 2007. The Transfer of the Advisory Agreement from the former investment adviser to BACA did not change (i) the way the Company was managed, including the level of services provided, (ii) the team of investment professionals providing services to the Company, or (iii) the management and incentive fees paid by the Company. Until July 1, 2007, United States Trust Company, National Association ("U.S. Trust"), acting through its registered investment advisory division, U.S. Trust-New York Asset Management Division, had served as the investment sub-adviser to the Company (the "Investment Sub-Adviser").

9

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2013 (Unaudited)

The former investment adviser, a Delaware corporation and registered investment adviser, had been an indirect wholly-owned subsidiary of, and controlled by, Bank of America, since July 1, 2007. Prior to that, the former investment adviser was an indirect subsidiary of U.S. Trust Corp., a registered financial holding company, which, in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). The former investment adviser assumed the duties of the investment adviser from the previous investment adviser to the Company, U.S. Trust Company, N.A. ("UST-NA"), which was acting through its registered investment advisory division, U.S. Trust Asset Management Division, on December 16, 2005. UST-NA has served as the investment adviser to the Company pursuant to an investment advisory agreement.

On July 1, 2007, U.S. Trust Corp. and its subsidiaries, including the former investment adviser and the Investment Sub-Adviser, were acquired by Bank of America (the "Sale"). The former investment adviser continued to serve as the Investment Adviser to the Company after the Sale (until May 29, 2008, as indicated above) pursuant to a new investment advisory agreement with the Company (the "Advisory Agreement") that was approved at a special meeting of Members of the Company held on March 15, 2007 and was identical in all material respects except for the term and the date of effectiveness to the previous investment advisory agreement. The Investment Sub-Adviser ceased to serve as the investment sub-adviser to the Company after the Sale.

Note 2 — Significant Accounting Policies

A. Basis of Accounting:

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Valuation of Investments:

The Company computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Investment Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Private Investment Funds and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Investment Adviser believes to be reliable.  Generally, the value of each Private Investment Fund is determined to be that value reported to the Company by the Private Investment Fund as of each quarter-end, determined by the Private Investment Fund in accordance with its own valuation policies.  The Company follows the authoritative guidance under GAAP for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies.

While the Investment Adviser may rely on a Private Investment Fund’s valuation mechanics, the Investment Adviser must maintain an effective monitoring process and internal controls to comply with the Procedures and the Company’s stated accounting policies.  In reviewing valuations from the Private Investment Funds, the Investment Adviser takes into consideration all reasonably available information from the Private Investment Funds related to valuation.  If the Investment Adviser determines that a Private Investment Fund’s value as reported by that Private Investment Fund does not represent current value, or in the event a Private Investment Fund does not report a quarter-end value to the Company on a timely basis, then the Private Investment Fund is valued at its fair value in accordance with the Procedures.  In determining fair value of a Private Investment Fund, the Investment Adviser shall recommend a value for such Private Investment Fund for approval by the valuation committee of the Board (the “Valuation Committee”) that it reasonably believes represents the amount the Company could reasonably expect to receive from the Private Investment Fund if the Company were able to sell its interests in the Private Investment Fund at that time.  In making such a recommendation and approving a valuation, the Investment Adviser and the Valuation Committee, respectively, take into consideration all reasonably available information and other factors deemed pertinent.

10

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2013 (Unaudited)

The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a "fair value" basis and in conformity with GAAP. Accordingly, the fair value measurement is determined based on the estimated price a seller would receive in an orderly transaction at the measurement date. For venture capital companies there are a range of values that are reasonable for such investments at any particular time. Initially, Private Companies are valued based upon their original cost except that original cost valuation will be adjusted, upon approval by the Valuation Committee on the advice of the Investment Adviser, based on either a market or appraisal method of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon such inputs affecting the company such as earnings, net worth, reliable private sale prices of the company’s securities, the market prices for similar securities of comparable companies, an assessment of the company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or the Valuation Committee under the supervision of the Board of Managers and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Company from the investments.

At April 30, 2013, market quotations were not readily available for the investments on the Company’s Schedule of Investments which are valued at $35,654,676 or 90.28% of net assets. Such securities were valued by the Investment Adviser, under the supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

FASB ASC 820-10 "Fair Value Measurements and Disclosure" establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;
Level 2	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3	Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Company generally uses the capital balance reported by the Private Investment Funds as the primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interests, any potential clawbacks by the Private Investment Funds and the fair value of the Private Investment Funds' investment portfolio or other assets and liabilities.

An individual Private Company’s and Private Investment Fund’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes ‘‘observable’’ requires significant judgment by the Investment Adviser, Board and Valuation Committee. The Investment Adviser, Board and Valuation Committee considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Private Company and the Private Investment Fund within the hierarchy is based upon the pricing transparency of that Private Company and that Private Investment Fund and does not necessarily correspond to the Company’s perceived risk of that Private Company and that Private Investment Fund.

All of the Company’s investments in the Private Companies and Private Investment Funds have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available. The Private Investment Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in such Private Investment Funds for which there is no active market. The Company's interests in Private Companies and Private Investment Funds, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3. Assumptions used by the Investment Adviser, Board or Valuation Committee due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Company’s results of operations.

11

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2013 (Unaudited)

The following table presents the investments carried on the Statement of Assets, Liabilities and Net Assets by level within the valuation hierarchy as of April 30, 2013.

	Level 1	Level 2	Level 3	Total
Investments in Private Companies
Common Stocks	$–	$–	$–	$–
Liquidating Trusts	–	–	–	–
Preferred Stocks	–	–	27,486,346	27,486,346
Investments in Private Investment Funds
Early-Stage Information Technology	–	–	3,238,033	3,238,033
Early-Stage Life Sciences and Technology	–	–	2,572,627	2,572,627
Multi-Stage Life Sciences, Communications and Health Care	–	–	2,357,670	2,357,670
Totals:	$–	$–	$35,654,676	$35,654,676

Valuation Process for Level 3 Fair Value Measurements

The Company generally uses the capital balance reported by the Private Investment Funds as a primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interest, any potential clawbacks by the Private Investment Funds and the fair value of the Private Investment Funds’ investment portfolio or other assets and liabilities. The valuation process for investments categorized in Level 3 of the fair value hierarchy is completed on a quarterly basis and is designed to subject the valuation of Level 3 investments to an appropriate level of consistency, oversight and review. The Investment Adviser has responsibility for the valuation process and the fair value of investments reported in the financial statements. The Investment Adviser performs initial and ongoing investment monitoring and valuation assessments. The Investment Adviser’s due diligence process includes evaluating the operations and valuation procedures of the managers of the Private Investment Funds and the transparency of those processes through background and reference checks, attendance at investor meetings and periodic site visits. In determining the fair value of investments, the Investment Adviser reviews periodic investor reports and interim and annual audited financial statements received from the Private Investment Funds, reviews material quarter over quarter changes in valuation and assesses the impact of macro market factors on the performance of the Private Investment Funds. The Board reviews investment transactions and monitors performance of the managers of the Private Investment Funds. The fair value recommendations of the Investment Adviser are reviewed and supervised by the Board on a quarterly basis.

Significant Unobservable Inputs

At April 30, 2013, the Company has investments in Private Companies and Private Investment Funds valued at $27,486,346 and $8,168,330, respectively. The fair values of all Private Companies in the Company’s Schedule of Investments have been valued using the market based approach or the income approach. The fair values of all Private Investment Funds in the Company’s Schedule of Investments have been valued at the unadjusted net asset value reported by the managers of the Private Investment Funds.

12

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2013 (Unaudited)

The following table includes a rollforward of the amounts for the six months ended April 30, 2013 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

	Preferred Stocks	Early-Stage Information Technology	Early-Stage Life Sciences and Technology	Multi-Stage Life Sciences, Communications and Health Care	Total
Balance as of November 1, 2012	$36,021,310	$3,955,291	$2,690,405	$2,537,829	$45,204,835
Net change in unrealized appreciation/(depreciation)
on investments	(8,502,466)	(116,747)	(177,778)	(277,659)	(9,074,650)
Contributions	-	-	61,928	97,500	159,428
Distributions	(32,498)	(600,511)	(10,411)	-	(643,420)
Net realized gain/(loss) on investments	-	-	8,483	-	8,483
Balance as of April 30, 2013	$27,486,346	$3,238,033	$2,572,627	$2,357,670	$35,654,676

The net change in unrealized appreciation relating to Level 3 investments still held at the reporting date for Private Companies and Private Investment Funds is $(8,502,466) and $(572,184), respectively.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 at the end of the reporting period.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.

The valuation of the Company's Level 3 investments shown in the table above may involve quantitative or qualitative inputs or assumptions that may be unobservable, excluding investments for which fair value is based on unobservable inputs that are not developed by the Investment Adviser such as the net asset value as reported to the Company by the Private Investment Funds or investments for which fair value is determined by recent, pending or expected transactions without adjustment.

The Company has investments in Private Investment Funds valued at $8,168,330. The Company generally uses the capital balance reported by the Private Investment Funds as a primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interest, any potential clawbacks by the Private Investment Funds and the fair value of the Private Investment Funds' investment portfolio or other assets and liabilities.

The Company's has investments in common and preferred stock valued at $27,486,346 based on inputs determined by evaluating a variety of factors including performance of the Private Companies, macroeconomic conditions, industry and market developments, market valuations for comparable companies and developments specific to the Private Companies including their capitalization structure and realization opportunities.

The Company has liquidating trust investments valued at $0 using the income approach, as the income approach provides the most timely, reliable and accurate value of the Private Company based on the amounts that may be paid to holders of its preferred units upon reaching certain milestones. The Company assigns a remote probability of receiving such payments based on the performance history of the Private Company and other factors.

Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Company’s Private Investment Funds as of April 30, 2013 is one to two years with the possibility of extensions in each of the Private Investment Funds.

Investments in Private Companies and Private Investment Funds are closed investment vehicles, which provide for no liquidity or redemption option, and are not readily marketable.

13

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2013 (Unaudited)

C. Cash and Cash Equivalents:

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At April 30, 2013, the Company did not hold any cash equivalents.

D. Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

E. Security Transactions and Investment Gains and Losses:

Private and Public Companies

Security transactions are recorded on a trade date basis or in the case of private investments or securities transactions are recorded when the Company has a legal and enforceable right to demand payment. Realized gains and losses on investments sold are recorded on the basis of specific cost. Interest income, adjusted for amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Private Investment Funds

Distributions of cash or in-kind securities from a Private Investment Fund are recorded as a return of capital to reduce the cost basis of the Private Investment Fund. In-kind securities received from a Private Investment Fund are recorded at fair value. Distributions are recorded when they are received from the Private Investment Funds as there are no redemption rights with respect to the Private Investment Funds. The Company may also recognize realized losses based upon information received from the Private Investment Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments, within the Statement of Operations, includes the Company's share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions and expenses of each Private Investment Fund.

F. Income Taxes:

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to the individual Members and, accordingly, there is no provision for income taxes reflected in these statements.

Differences arise in the computation of Members' capital for financial reporting in accordance with GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Private Investment Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Private Investment Funds. As of April 30, 2013, the Company has not received information to determine the tax cost of the Private Investment Funds. The estimated cost of the Private Companies at April 30, 2013 for federal income tax purposes is $21,140,565. The resulting estimated net unrealized appreciation for federal income tax purposes on the Private Companies at April 30, 2013 is $6,345,781, which consists of unrealized appreciation and depreciation of $16,744,725 and $10,398,944 respectively. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2012, and after adjustment for purchases and sales between January 1, 2013 and April 30, 2013, the estimated cost of the Private Investment Funds at April 30, 2013 for federal income tax purposes is $9,894,063. The resulting estimated net unrealized depreciation for federal income tax purposes on the Private Investment Funds at April 30, 2013 is $1,725,733, which consists of unrealized appreciation and depreciation of $575,520 and $2,301,253, respectively.

14

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2013 (Unaudited)

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2012, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2010 forward (with limited exceptions). FASB ASC 740-10 requires the Investment Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Investment Adviser reviewed the Company’s tax positions for the open tax years and has concluded that no provision for taxes is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six months ended April 30, 2013, the Company did not incur any interest or penalties.

G.  Distribution Policy:

Distributions of available cash will be made by the Company at such times and in such amounts as determined by the Board in its sole discretion. Distributions are recorded on the ex-dividend date to members of record on the record date.

H. Contribution Policy:

Units are issued when contributions are paid. For the six months ended April 30, 2013, no additional units were issued.

I. Restrictions on Transfers:

Limited liability company interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any Interests without the prior written consent of the Company, which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

J. Fees of the Private Investment Funds:

Each Private Investment Fund will charge its investors (including the Company) expenses, including asset-based management fees and performance-based fees referred to as an allocation of profits. In addition to Company level expenses shown on the Company’s Statement of Operations, Members of the Company will indirectly bear the fees and expenses charged by the Private Investment Funds. These fees are reflected in the valuations of the Private Investment Funds and are not reflected in the ratios to average net assets in the Financial Highlights. However, the Company has disclosed in the Financial Highlights a range of the expense ratios and fees charged by the Private Investment Funds.

K. Expenses:

The Company records expenses on an accrual basis. Such accruals require management to make estimates and assumptions that affect the reported amounts, which is consistent with GAAP.

15

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 3 — Investment Advisory Fee, Administration Fee and Related Party Transactions

Under the Company's registration statement for the services provided, the Investment Adviser was entitled to receive a management fee at an annual rate equal to 2.00% of the Company’s end of the quarter net assets through the fifth anniversary of the first closing date of April 5, 2001, and 1.00% of net assets thereafter. Effective November 1, 2010, the Company’s management fees will be calculated based on average quarterly net assets. This change is being made in accordance with the Company’s Advisory Agreement. In prior years, management fees were calculated based on end of quarter net asset value.

As of April 30, 2013, $98,017 was payable to BACA for management fees.

On July 31, 2008, the Company received $268,999 from BACA as a reimbursement for fees associated with the sale of Genoptix, Inc. The Company, through its own internal controls, identified a potential violation of the Investment Company Act involving the sale of Genoptix, Inc. through an affiliate of the former investment adviser. BACA and its affiliate believe that the sale of Genoptix, Inc. in the initial public offering and secondary offering was at arms-length. However, to ensure the Company and its investors are made whole and in its fiduciary capacity as the Investment Adviser, BACA decided to reimburse the Company for the fees paid to its affiliate.

Until December 31, 2009 in addition to the management fee, the Investment Adviser was entitled to allocations and distributions equal to the incentive carried interest. The incentive carried interest was an amount equal to 20% of the excess, if any, of the Company’s cumulative realized capital gains on Private Companies, over the sum of (i) cumulative realized capital losses on investments of any type (ii) cumulative gross unrealized capital depreciation on investments of any type and (iii) cumulative net expenses. As of December 31, 2009, the incentive carried interest was eliminated and could no longer be allocated to the Investment Adviser.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Company retains, J.D. Clark & Company ("JD Clark"), a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, to provide administrator, accounting, tax preparation, and investor services to the Company. Pursuant to an Administration and Accounting Services Agreement, in consideration for its services, the Company will pay JD Clark a quarterly fee of 0.0325% (0.13% on an annualized basis) of the net assets as of the start of business on the first business day of each calendar quarter. For the six months ended April 30, 2013, the aggregate fees paid to JD Clark for all services were $52,259. BNY Mellon Investment Servicing Trust Company serves as the Company's custodian.

Each member of the Board of Managers receives $10,000 as an annual retainer and the Chairman of the Board receives an additional $1,000 annual retainer. Also, each member of the Board receives $2,000 per quarterly meeting attended. In addition, each Board member receives $500 per quarterly telephonic meeting and $500 for any other telephonic special meeting. For each audit committee meeting attended, Board members receive $1,500, while the Chairman of the Audit Committee receives an additional $1,000 retainer. Each member of the Board is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of Bank of America, or its subsidiaries, who serves as an officer, manager or employee of the Company, receives any compensation from the Company.

Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Private Investment Funds or the Private Companies in which the Company invests and with companies in which the Private Investment Funds invest.

16

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 4 — Purchases and Sales of Securities

Excluding short-term investments, the Company's purchases and proceeds received from the sale of investments and distributions received from Private Investment Funds and Private Companies for the six months ended April 30, 2013 were as follows:

Purchases	Proceeds
$159,428	$643,420

Note 5 — Capital Commitments of Company Members to the Company

As of April 30, 2013, each Member has contributed 100% of its share of the total $147,605,000 in capital commitments to the Company.

Note 6 — Capital Commitments

As of April 30, 2013, the Company had unfunded investment commitments to the Private Investment Funds totaling $612,023 as listed.

Private Investment Funds:	Unfunded Commitments
Advanced Technology Ventures VII, L.P.	$54,000
Burrill Life Sciences Capital Fund, L.P.	19,931
CHL Medical Partners II, L.P.	-
CMEA Ventures VI, L.P.	234,000
Morgenthaler Partners VII, L.P.	-
Prospect Venture Partners II, L.P.	225,000
Sevin Rosen Fund IX, L.P.	-
Tallwood II, L.P.	-
Valhalla Partners, L.P.	79,092
Total	$612,023

Note 7 — Transactions with Affiliated Companies

An affiliated company is a company in which the Company has ownership of more than 5% of the voting securities. The Company did not receive dividends from affiliated companies during the six months ended April 30, 2013. Transactions with companies, which are or were affiliates, were as follows:

			For the six months ended April 30, 2013
Non-Controlled Affiliates	Shares/ Principal Amount Held at October 31, 2012	October 31, 2012 Fair Value	Purchases/ Conversion Acquisition	Sales Proceeds/ Conversion	Realized Gain/ (Loss)	Shares/ Principal Amount Held at April 30, 2013	April 30, 2013 Fair Value

Ethertronics, Inc., Series B	4,333,333	$22,300,332	$-	$-	$-	4,333,333	$17,016,445

Ethertronics, Inc., Series C	1,969,205	9,905,399	-	-	-	1,969,205	7,558,393

Ethertronics, Inc., Series D	758,542	3,815,579	-	-	-	758,542	2,911,508

Total		$36,021,310	$-	$-	$-		$27,486,346

17

Excelsior Venture Partners III, LLC

Notes to Financial Statements

April 30, 2013 (Unaudited)

Note 8 — Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

Many of the Private Investment Funds' partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

Note 9 — Concentrations of Market, Credit and Industry Risk

The Company invests in Private Investment Funds and Private Companies. This portfolio strategy presents a high degree of business and financial risk due to the nature of the Private Companies and the underlying companies in which Private Investment Funds invest, which may include entities with little operating history, minimal capitalization, or operations in new or developing industries.

The Company may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. However, due to the nature of the Company’s investments in the Private Investment Funds and Private Companies, such risks are limited to the Company’s investment in each Private Investment Fund and Private Company, which is the current value as included in the Schedule of Investments.

Note 10 — Liquidity Risk

The Company focuses its investments in the securities of privately-held venture capital companies, and to a lesser extent in venture capital, buyout and other private equity funds managed by third parties.

The Company believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

Note 11 — Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of April 30, 2013, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

18

Proxy Voting and Form N-Q (Unaudited)

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent 12 month period ended June 30, is available without charge, upon request, by calling the Company toll-free at 866-637-2587 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended April 30, 2013.

The Company files a complete schedule of portfolio holdings with the SEC within 60 days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company toll-free at 866-637-2587.

19

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant’s Chief Executive and Chief Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Venture Partners III, LLC

By (Signature and Title)* /s/ James D. Bowden

James D. Bowden, President and Chief Executive Officer

Date July 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James D. Bowden

James D. Bowden, President and Chief Executive Officer

Date July 10, 2013

By (Signature and Title)* /s/ Steven L. Suss

Steven L. Suss, Treasurer and Chief Financial Officer

Date July 10, 2013

* Print the name and title of each signing officer under his or her signature.